Consolidated Statements of Changes in Stockholders' Deficiency - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Common Stock [Member]
Balance	$ 6,112	$ 4,699
Balance, shares	6,112,473	4,699,035
Shares and warrants issued for cash	$ 70	$ 361
Shares and warrants issued for cash, shares	70,000	361,335
Exercise of warrants for purchase of common stock	$ 207	$ 461
Exercise of warrants for purchase of common stock, shares	207,084	460,625
Conversion of notes payable and accrued interest into common stock	$ 97	$ 243
Conversion of notes payable and accrued interest into common stock, shares	97,424	243,441
Shares and warrants issued in exchange of notes payable and accrued interest	$ 5,033	$ 132
Shares and warrants issued in exchange of notes payable and accrued interest, shares	5,031,914	132,082
Shares and warrants issued in satisfaction of accrued services	$ 75	$ 165
Shares and warrants issued in satisfaction of accrued services, shares	75,250	165,002
Shares and warrants issued or modified and recorded as debt discount in connection with notes payable issuances or extensions	$ 99	$ 41
Shares and warrants issued or modified and recorded as debt discount in connection with notes payable issuances or extensions, shares	99,249	40,953
Reclassification of derivative liabilities to equity
Beneficial conversion features related to convertible notes payable
Warrant modifications
Stock-based compensation:- common stock	$ 35	$ 10
Stock-based compensation:- common stock, shares	35,000	10,000
Stock-based compensation:- options and warrants
Net loss
Balance	$ 11,728	$ 6,112
Balance, shares	11,728,394	6,112,473
Additional Paid-In Capital [Member]
Balance	$ 44,561,773	$ 36,954,817
Shares and warrants issued for cash	99,930	1,083,639
Exercise of warrants for purchase of common stock	413,961	995,789
Conversion of notes payable and accrued interest into common stock	110,539	524,291
Shares and warrants issued in exchange of notes payable and accrued interest	7,210,333	421,170
Shares and warrants issued in satisfaction of accrued services	80,113	588,427
Shares and warrants issued or modified and recorded as debt discount in connection with notes payable issuances or extensions	384,336	257,015
Reclassification of derivative liabilities to equity	105,187	9,019
Beneficial conversion features related to convertible notes payable	69,394	11,991
Warrant modifications	3,100	114,821
Stock-based compensation:- common stock	52,465	19,990
Stock-based compensation:- options and warrants	2,178,359	3,580,804
Net loss
Balance	55,269,490	44,561,773
Accumulated Deficit [Member]
Balance	(51,404,453)	(41,959,798)
Shares and warrants issued for cash
Exercise of warrants for purchase of common stock
Conversion of notes payable and accrued interest into common stock
Shares and warrants issued in exchange of notes payable and accrued interest
Shares and warrants issued in satisfaction of accrued services
Shares and warrants issued or modified and recorded as debt discount in connection with notes payable issuances or extensions
Reclassification of derivative liabilities to equity
Beneficial conversion features related to convertible notes payable
Warrant modifications
Stock-based compensation:- common stock
Stock-based compensation:- options and warrants
Net loss	(12,517,803)	(9,444,655)
Balance	(63,922,256)	(51,404,453)
Balance	(6,836,568)	(5,000,282)
Shares and warrants issued for cash	100,000	1,084,000
Exercise of warrants for purchase of common stock	414,168	996,250
Conversion of notes payable and accrued interest into common stock	110,636	524,534
Shares and warrants issued in exchange of notes payable and accrued interest	7,215,366	421,302
Shares and warrants issued in satisfaction of accrued services	80,188	588,592
Shares and warrants issued or modified and recorded as debt discount in connection with notes payable issuances or extensions	384,435	257,056
Reclassification of derivative liabilities to equity	105,187	9,019
Beneficial conversion features related to convertible notes payable	69,394	11,991
Warrant modifications	3,100	114,821
Stock-based compensation:- common stock	52,500	20,000
Stock-based compensation:- options and warrants	2,178,359	3,580,804
Net loss	(12,517,803)	(9,444,655)
Balance	$ (8,641,038)	$ (6,836,568)